Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Statement [LineItems]
Net income	[1]	$ 11,895	$ 11,686	$ 11,334
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	312	110	(261)
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	(94)	(31)	(22)
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]	2	(1)	(1)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	220	78	(284)
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	855	(165)	1,323
Reclassification to earnings of net losses (gains) on investment in foreign operations (Note 12)	[1]	(1,531)
Net gains (losses) on hedges of investments in foreign operations	[1]	(291)	132	(288)
Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations (Note 12)	[1]	1,531
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	564	(33)	1,035
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	3,565	3,459	(1,624)
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	(1,230)	519	(455)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	2,335	3,978	(2,079)
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	(390)	(921)	622
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	(212)	(95)	38
Gains (losses) from changes in fair value due to credit risk on financial liabilities designated at fair value through profit or loss	[1]	(51)	14
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(653)	(1,002)	660
Total other comprehensive income (loss), net of income taxes	[1]	2,466	3,021	(668)
Total comprehensive income (loss), net of income taxes	[1]	14,361	14,707	10,666
Attributable to:
Non-controlling interests in subsidiaries	[1]		18	72
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		78	21	(139)
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		1	(1)	13
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		1
Unrealized gains (losses) on investments in foreign operations		0	0	0
Less: Reclassification to earnings of net losses (gains) on investment in foreign operations (Note 12)		0	0	0
Net gains (losses) on hedges of investments in foreign operations		(102)	48	(104)
Less: Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations (Note 12)		(545)
Change in gains (losses) on derivatives designated as cash flow hedges		947	1,235	(473)
Less: Reclassification to earnings of losses (gains) on cash flow hedges		121	(157)	283
Actuarial gains (losses) on employee benefit plans		(140)	(324)	243
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		(78)	(35)	20
Gains (losses) from changes in fair value due to credit risk on financial liabilities designated at fair value through profit or loss		(18)	4
Total income taxes		1,111	1,107	(749)
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	14,094	14,437	10,380
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 267	$ 252	$ 214

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.